OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Components of other non-current assets:
Mark-to-market derivative valuation	$ 46,970	$ 95,500
Operating lease, ROU asset	9,847	0
Other non-current assets	24,700	40,729
Other non-current assets	80,409	139,104
Golar Viking Converted to FSRU
Components of other non-current assets:
Other non-current assets	16,200
Energy related derivative
Components of other non-current assets:
Mark-to-market derivative valuation	45,640	84,730
Currency swap
Components of other non-current assets:
Mark-to-market derivative valuation	214	0
Market To Market Interest Rate Swaps
Components of other non-current assets:
Mark-to-market derivative valuation	8	6,298
OLT Offshore LNG Toscana S.p.A (OLT–O)
Components of other non-current assets:
Investment in OLT Offshore LNG Toscana	0	7,347
Other than Temporary Impairment Losses, Investments	7,300
Gimi Conversion
Components of other non-current assets:
Transfer from other non-current assets (note 17)	$ 31,048	$ 0
OLT Offshore LNG Toscana S.p.A (OLT–O)
Components of other non-current assets:
Noncontrolling interest, ownership percentage by noncontrolling owners		2.70%